Investments in Entities and its Valuations (Tables)	12 Months Ended
Mar. 31, 2020
Investments in Entities and its Valuations [Abstract]
Schedule of investments
	As of March 31,
	2020	2019
JiaXing YiTou ShangMa Investments Limited Partnership Company	$-	$-
Total, net	$-	$-